Accrued Loss Reserves (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Schedule of Accrued Liabilities [Line Items]
Accrued losses	$ 31,735	$ 35,290
Accrued loss reserves - Noncurrent	33,417	34,898
Accrued product liability reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	14,932	25,100
Accrued loss reserves - Noncurrent	28,222	29,045
Accrued warranty reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	15,701	9,137
Accrued loss reserves - Noncurrent	3,448	4,177
Accrued environmental reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	1,102	1,053
Accrued loss reserves - Noncurrent	$ 1,747	$ 1,676